EMPLOYEE BENEFIT PLANS - Deferred Compensation Arrangements (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Retiree Life Insurance Benefit	$ 10,000
Reduction in benefit expense	$ 37